RECENT ACCOUNTING PRONOUNCEMENTS - IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of recent accounting pronouncements [Abstract]
Right-of-use assets	$ 43.3	$ 41.5
Lease liabilities	$ 43.5	$ 41.8
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		9.65%